CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net income		¥ 331,945	¥ 393,530
Less: Net income attributable to noncontrolling interests		46,675	20,981
Net income attributable to MHFG shareholders		285,270	372,549
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		162,433	90,064
Provision (credit) for loan losses		(13,280)	(117,962)
Investment losses (gains)-net		(309,273)	(125,489)
Equity in losses (earnings) of equity method investees-net	[1]	(22,627)	(10,389)
Foreign exchange losses (gains)-net		288,705	19,441
Deferred income tax expense (benefit)		(28,961)	20,095
Net change in trading account assets		935,498	(1,166,688)
Net change in trading account liabilities		(3,437,556)	(766,841)
Net change in loans held for sale		44,830	(2,970)
Net change in accrued income		(20,565)	(13,400)
Net change in accrued expenses		34,490	(5,735)
Other-net		180,989	(817,607)
Net cash used in operating activities		(1,900,047)	(2,524,932)
Cash flows from investing activities:
Proceeds from sales of investments		13,698,688	16,390,837
Proceeds from maturities of investments		8,494,080	9,274,406
Purchases of investments		(21,707,934)	(24,412,985)
Proceeds from sales of loans		153,856	180,179
Net change in loans		(625,828)	(1,371,811)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		165,558	(316,202)
Proceeds from sales of premises and equipment		6,764	18,524
Purchases of premises and equipment		(63,855)	(157,322)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)			948
Net cash provided by (used in) investing activities		121,329	(393,426)
Cash flows from financing activities:
Net change in deposits		(3,964,784)	5,267,913
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		3,951,434	2,621,193
Net change in due to trust accounts		(26,912)	(123,732)
Net change in other short-term borrowings		10,760	(545,814)
Proceeds from issuance of long-term debt		1,286,316	1,377,698
Repayment of long-term debt		(984,642)	(1,835,014)
Proceeds from noncontrolling interests		140,068	927
Payments to noncontrolling interests			(11,883)
Proceeds from issuance of common stock		3	3
Proceeds from sales of treasury stock		933
Purchases of treasury stock		(2,102)	(1,605)
Dividends paid		(95,163)	(95,139)
Dividends paid to noncontrolling interests		(9,291)	(5,284)
Net cash provided by financing activities		306,620	6,649,263
Effect of exchange rate changes on cash and cash equivalents		321,775	79,664
Net increase (decrease) in cash and cash equivalents		(1,150,323)	3,810,569
Cash and cash equivalents at beginning of period		48,170,921	47,586,971
Cash and cash equivalents at end of period		47,020,598	51,397,540
Noncash investing activities:
Investment in capital leases		¥ 501	¥ 1,807

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.